SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Foreign Currency Translation (Details) - ¥ / $	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period - RMB	6.5378	6.9668	6.8778
Average rate for the period ended - RMB	6.9003	6.9072	6.6187